LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR NON-SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
UHE Belo Monte - Norte Energia | Borrowings from BNDES bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 13,705,150
UHE Jirau | Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	828,232
UHE Jirau | Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,967,800
Angra III | Borrowings guaranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,214,289
Angra III | Borrowings guaranteed by Electrobas Two, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,826,476
UHE Sinop | Borrowings from BNDES bank for UHE Sinop guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	548,222
UHE Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Chesf
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	74,238
UHE Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	74,238
Amazonas Energia | Borrowings guaranteed by Electrobas Three, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	137,477
Angra I | Borrowings guaranteed by Electrobas Four, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	75,740
Caldas Novas Transmissao | Borrowings through Issuance of Debentures for Belo Monte Caldas Novas Transmisso S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,650
Non-controlled companies guarantees
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	25,453,409
Transnorte Energia S.A. | Borrowings guaranteed By Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	404,620
Transnorte Energia S.A. | Borrowings guaranteed by Eletrobras, two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	362,679
Transnorte Energia S.A. | Borrowings guaranteed by Eletrobras, three
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 232,598